DOCUMENT AND ENTITY INFORMATION Document	Aug. 04, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 04, 2023
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	true
Amendment Description	Explanatory NoteAs previously disclosed, on May 15, 2023, HEICO Corporation, a Florida corporation (the “Company”), and its newly formed wholly owned subsidiary Magnolia MergeCo Inc., a Delaware corporation (“Merger Sub”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) to acquire Jazz Parent, Inc., a Delaware corporation (the “Target”), the owner of Wencor Group (“Wencor”), with the Target and Jazz Topco GP LLC, a Delaware limited liability company, solely in its capacity as representative for purposes of certain provisions of the Merger Agreement. Wencor is a large commercial and military aircraft aftermarket company offering factory-new FAA-approved aircraft replacement parts, value-added distribution of high-use commercial & military aftermarket parts and aircraft & engine accessory component repair and overhaul services.On August 4, 2023, the Company completed the previously announced Merger (as defined below). As contemplated by the Merger Agreement, Merger Sub merged with and into the Target, with the Target continuing as the surviving entity and a wholly owned subsidiary of the Company (the “Merger”). Pursuant to the Merger Agreement, Target's stockholders received (i) cash consideration in an amount equal to $1.9 billion, less certain working capital, debt and other customary adjustments set forth in the Merger Agreement and (ii) 1,137,628 validly issued, fully paid and non-assessable shares of the Company’s Class A common stock, par value $0.01 per share. The Company funded the cash consideration with funds available under its revolving credit facility and with proceeds from its offering of $600.0 million in aggregate principal amount of 5.250% Senior Notes due 2028 and $600.0 million in aggregate principal amount of 5.350% Senior Notes due 2033.The foregoing description of the Merger Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of the Merger Agreement, which is attached hereto as Exhibit 2.1 and incorporated herein by reference. The Company is filing this amendment to the Current Report on Form 8-K, as filed with the Securities and Exchange Commission on August 10, 2023 (the "Original 8-K"), to amend and supplement the Original 8-K ("Amendment No. 1") to include financial statements of Wencor and pro forma financial information as required by Item 9.01(a) and 9.01(b) of Form 8-K. This Amendment No. 1 should be read together with the Original 8-K.